Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2040 Portfolio - VIP Investor Freedom 2040 Portfolio	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2023
Annual Return 2024	12.93%